EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	$ 40,698
Additions, net of (disposals)1	1,945
Investment Accounted for Using Equity Method, Share of comprehensive income	(1,249)
Return of Capital	(40)
Investment Accounted For Using Equity Method, Distribution Received	(485)
Foreign currency translation and other	(1,656)
Balance, end of period	39,213
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	22,314
Balance, end of period	21,083
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	8,972
Balance, end of period	7,797
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of period	2,596
Balance, end of period	$ 3,741